Shareholder Report, Holdings (Details)	Oct. 31, 2025
Genter Capital Dividend Income ETF | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Genter Capital Dividend Income ETF | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Genter Capital Dividend Income ETF | Northern Trust Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Genter Capital Dividend Income ETF | Enbridge Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Genter Capital Dividend Income ETF | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Genter Capital Dividend Income ETF | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Genter Capital Dividend Income ETF | M&T Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Genter Capital Dividend Income ETF | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Genter Capital Dividend Income ETF | Emerson Electric Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Genter Capital Dividend Income ETF | Blackrock Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Genter Capital Dividend Income ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Genter Capital Dividend Income ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Genter Capital Dividend Income ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Genter Capital Dividend Income ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Genter Capital Dividend Income ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Genter Capital Dividend Income ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Genter Capital Dividend Income ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Genter Capital Dividend Income ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Genter Capital Dividend Income ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Genter Capital Dividend Income ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Genter Capital Dividend Income ETF | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Genter Capital International Dividend ETF | Enbridge Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Genter Capital International Dividend ETF | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Genter Capital International Dividend ETF | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Genter Capital International Dividend ETF | Sumitomo Mitsui Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Genter Capital International Dividend ETF | ABB Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Genter Capital International Dividend ETF | Banco Bilbao Vizcaya Argentaria SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Genter Capital International Dividend ETF | Enel SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Genter Capital International Dividend ETF | Telefonaktiebolaget LM Ericsson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Genter Capital International Dividend ETF | Orange SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Genter Capital International Dividend ETF | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Genter Capital International Dividend ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Genter Capital International Dividend ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
Genter Capital International Dividend ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Genter Capital International Dividend ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Genter Capital International Dividend ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Genter Capital International Dividend ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Genter Capital International Dividend ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Genter Capital International Dividend ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Genter Capital International Dividend ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Genter Capital International Dividend ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Genter Capital International Dividend ETF | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Genter Capital Taxable Quality Intermediate ETF | United States Treasury Note, 3.875% 9/30/29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Genter Capital Taxable Quality Intermediate ETF | United States Treasury Note, 2.875% 5/15/32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Genter Capital Taxable Quality Intermediate ETF | United States Treasury Note, 4.625% 2/15/35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Genter Capital Taxable Quality Intermediate ETF | United States Treasury Note, 4% 1/31/31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Genter Capital Taxable Quality Intermediate ETF | United States Treasury Note, 3.5% 2/15/33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Genter Capital Taxable Quality Intermediate ETF | United States Treasury Note, 1.25% 3/31/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Genter Capital Taxable Quality Intermediate ETF | United States Treasury Note, 1.125% 2/28/27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Genter Capital Taxable Quality Intermediate ETF | Utah Acquisition Sub Inc, 3.95% 6/15/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Genter Capital Taxable Quality Intermediate ETF | Sprint Capital Corp, 8.75% 3/15/32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Genter Capital Taxable Quality Intermediate ETF | United States Treasury Note, 4.125% 7/31/31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Genter Capital Taxable Quality Intermediate ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Genter Capital Taxable Quality Intermediate ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Genter Capital Taxable Quality Intermediate ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Genter Capital Taxable Quality Intermediate ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Genter Capital Taxable Quality Intermediate ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Genter Capital Taxable Quality Intermediate ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Genter Capital Taxable Quality Intermediate ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Genter Capital Taxable Quality Intermediate ETF | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Genter Capital Taxable Quality Intermediate ETF | United States Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.10%
Genter Capital Taxable Quality Intermediate ETF | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Genter Capital Municipal Quality Intermediate ETF | Fidelity Government Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Genter Capital Municipal Quality Intermediate ETF | Louisiana Housing Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Genter Capital Municipal Quality Intermediate ETF | Wayne County Airport Authority [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Genter Capital Municipal Quality Intermediate ETF | PEFA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Genter Capital Municipal Quality Intermediate ETF | Kentucky Public Energy Authority [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Genter Capital Municipal Quality Intermediate ETF | Monroe & St Clair Counties Community Unit School District No 4 Columbia/IL [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Genter Capital Municipal Quality Intermediate ETF | Patriots Energy Group Financing Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Genter Capital Municipal Quality Intermediate ETF | County of Broward FL Port Facilities Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Genter Capital Municipal Quality Intermediate ETF | Northeastern Illinois University [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Genter Capital Municipal Quality Intermediate ETF | Greater Clark Building Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Genter Capital Municipal Quality Intermediate ETF | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Genter Capital Municipal Quality Intermediate ETF | LOUISIANA
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Genter Capital Municipal Quality Intermediate ETF | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Genter Capital Municipal Quality Intermediate ETF | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Genter Capital Municipal Quality Intermediate ETF | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Genter Capital Municipal Quality Intermediate ETF | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Genter Capital Municipal Quality Intermediate ETF | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Genter Capital Municipal Quality Intermediate ETF | IOWA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Genter Capital Municipal Quality Intermediate ETF | KENTUCKY
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Genter Capital Municipal Quality Intermediate ETF | OHIO
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Genter Capital Municipal Quality Intermediate ETF | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%